Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maturity analysis for financial liabilities

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
Contractual maturities of financial liabilities	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at 31 December 2018
Non-derivatives
Borrowings	501,435	—	—	—	501,435
Trade payables	2,922,998	—	—	—	2,922,998
Other payables	695,693	—	—	—	695,693
Amounts due to related parties	4,560,952	—	—	—	4,560,952

	8,681,078	—	—	—	8,681,078

Derivatives
Derivative financial instruments	11,005	—	—	—	11,005

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
Contractual maturities of financial liabilities	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at 31 December 2017

Non-derivatives
Borrowings	606,157	—	—	—	606,157
Trade payables	1,908,457	—	—	—	1,908,457
Other payables	789,567	—	—	—	789,567
Amounts due to related parties	3,725,278	—	—	—	3,725,278

	7,029,459	—	—	—	7,029,459

Derivatives
Derivative financial instruments	1,516	—	—	—	1,516

Finanical instruments at fair value

Recurring fair value measurements As at 31 December 2018	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000
Financial assets
Financial assets at fair value through other comprehensive income	—	1,672,431	—	1,672,431
Structured deposits	—	—	2,719,811	2,719,811
Foreign exchange options	—	7,468	—	7,468

	—	1,679,899	2,719,811	4,399,710

Financial liabilities
Foreign exchange options	—	11,005	—	11,005

Recurring fair value measurements As at 31 December 2017	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000
Financial liabilities
Forward foreign exchange contracts	—	1,516	—	1,516

Trade receivables (including receivables from related parties) [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reconciliation of loss allowance

Trade receivables (including receivables from related parties) 2018 RMB’000
31 December 2017 – calculated under IAS 39	37
Amounts restated through opening retained earnings	—

Opening loss allowance as at 1 January 2018 – calculated under IFRS 9	37
Provision for loss allowance recognized in profit or loss	17

As at 31 December 2018	54

Other receivables (including receivables from related parties) [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reconciliation of loss allowance

Other receivables (including receivables from related parties)
RMB’000
31 December 2017 – calculated under IAS 39	1,016
Amounts restated through opening retained earnings	—

Opening loss allowance as at 1 January 2018 – calculated under IFRS 9	1,016
Provision for loss allowance recognized in profit or loss	56
Reversal of previous impairment losses	(34)
Receivables written off during the year as uncollectible	(894)

As at 31 December 2018	144

Debt instruments carries at FVOCI [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reconciliation of loss allowance

2018 RMB’000
31 December 2017 – calculated under IAS 39	—
Amounts restated through opening retained earnings	—

Opening loss allowance as at 1 January 2018 – calculated under IFRS 9	—
Increase in loss allowance recognized in profit or loss during the year	—

Closing loss allowance as at 31 December 2018	—